Baron Asset Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (100.32%)
Communication Services (35.84%)
	Alternative Carriers (34.30%)
8,020,910	Space Exploration Technologies Corp., Cl A 1,3,†	$78,500,479	$1,370,452,683

	Movies & Entertainment (1.54%)
90,030	Spotify Technology SA [1,2]	22,203,025	41,335,474
1,566,765	StubHub Holdings, Inc., Cl A [1,4]	58,158,509	20,164,265

		80,361,534	61,499,739

Total Communication Services		158,862,013	1,431,952,422

Consumer Discretionary (7.06%)
	Casinos & Gaming (0.52%)
825,000	DraftKings, Inc., Cl A [1]	31,102,313	20,839,500

	Footwear (1.66%)
591,069	Birkenstock Holding PLC [1,2,7]	26,321,038	25,433,699
1,147,000	On Holding AG, Cl A [1,2]	35,496,145	40,626,740

		61,817,183	66,060,439

	Hotels, Resorts & Cruise Lines (3.83%)
363,682	Choice Hotels International, Inc.	1,567,025	40,103,214
63,000	Hilton Worldwide Holdings, Inc.	17,295,535	20,818,980
475,233	Hyatt Hotels Corp., Cl A	13,075,166	92,119,165

		31,937,726	153,041,359

	Leisure Facilities (1.05%)
308,124	Vail Resorts, Inc.	7,091,924	41,951,083

Total Consumer Discretionary		131,949,146	281,892,381

Financials (9.47%)
	Financial Exchanges & Data (2.95%)
152,719	FactSet Research Systems, Inc.	8,111,765	35,137,587
69,896	MSCI, Inc.	29,383,505	39,144,556
438,189	Tradeweb Markets, Inc., Cl A	26,490,483	43,669,916

		63,985,753	117,952,059

	Insurance Brokers (0.49%)
74,451	Willis Towers Watson PLC [2]	9,189,143	19,459,258

	Investment Banking & Brokerage (2.39%)
868,394	The Charles Schwab Corp.	767,067	80,126,714
55,000	LPL Financial Holdings, Inc.	20,659,483	15,492,400

		21,426,550	95,619,114

	Property & Casualty Insurance (3.64%)
1,498,417	Arch Capital Group Ltd. [1,2]	5,410,177	145,436,354

Total Financials		100,011,623	378,466,785

Health Care (9.45%)
	Health Care Equipment (3.80%)
169,000	Edwards Lifesciences Corp. [1]	15,187,294	15,287,740
259,176	IDEXX Laboratories, Inc. [1]	4,918,796	136,440,613

		20,106,090	151,728,353

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)

	Health Care Supplies (0.74%)
411,198	The Cooper Companies, Inc. [1]	$17,222,441	$29,487,009

	Health Care Technology (0.65%)
146,728	Veeva Systems, Inc., Cl A [1]	8,211,614	26,039,818

	Life Sciences Tools & Services (4.26%)
94,647	Mettler-Toledo International, Inc. [1]	21,295,157	120,912,489
230,000	Repligen Corp. [1]	33,794,491	31,381,200
49,974	West Pharmaceutical Services, Inc.	2,163,306	17,940,666

		57,252,954	170,234,355

Total Health Care		102,793,099	377,489,535

Industrials (16.54%)
	Aerospace & Defense (2.35%)
85,000	Axon Enterprise, Inc. [1]	27,732,330	47,651,850
575,000	Loar Holdings, Inc. [1]	41,680,085	46,350,750

		69,412,415	94,002,600

	Construction & Engineering (4.53%)
251,580	Quanta Services, Inc.	42,589,931	181,147,663

	Data Processing & Outsourced Services (0.63%)
403,076	SS&C Technologies Holdings, Inc.	10,805,708	25,010,866

	Electrical Components & Equipment (3.66%)
878,738	Forgent Power Solutions, Inc., Cl A [1,4]	25,106,799	49,086,305
290,000	Vertiv Holdings Co., Cl A	27,408,196	97,097,800

		52,514,995	146,184,105

	Environmental & Facilities Services (0.95%)
910,558	Rollins, Inc.	11,879,733	38,006,691

	Industrial Machinery & Supplies & Components (0.19%)
33,460	IDEX Corp.	2,409,866	7,593,747

	Research & Consulting Services (4.23%)
200,000	Booz Allen Hamilton Holding Corp.	19,807,656	12,134,000
500,500	TransUnion	21,354,565	36,106,070
672,476	Verisk Analytics, Inc.	24,880,838	120,729,616

		66,043,059	168,969,686

Total Industrials		255,655,707	660,915,358

Information Technology (15.34%)
	Application Software (6.32%)
26,047	Fair Isaac Corp. [1]	9,900,177	31,120,434
862,495	Guidewire Software, Inc. [1]	43,112,663	106,130,010
430,000	Procore Technologies, Inc. [1]	30,763,897	17,466,600
160,692	Roper Technologies, Inc.	13,653,341	54,376,566
770,000	Samsara, Inc., Cl A [1]	30,094,271	24,971,100
261,493	ServiceTitan, Inc., Cl A [1]	19,670,404	18,490,170

		147,194,753	252,554,880

See Notes to Portfolios of Investments.

Baron Asset Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Electronic Components (5.91%)
1,338,270	Amphenol Corp., Cl A	$31,948,435	$235,963,767

	Internet Services & Infrastructure (0.84%)
151,248	Cerebras Systems, Inc., Cl A [1,4]	29,864,726	33,425,808

	IT Consulting & Other Services (1.71%)
525,973	Gartner, Inc. [1]	11,175,237	68,176,620

	Technology Distributors (0.56%)
160,011	CDW Corp.	9,672,214	22,503,947

Total Information Technology		229,855,365	612,625,022

Materials (1.18%)
	Construction Materials (1.18%)
160,000	Vulcan Materials Co.	44,278,302	47,201,600

Real Estate (5.44%)
	Data Center REITs (1.20%)
46,116	Equinix, Inc.	2,965,260	48,070,857

	Health Care REITs (1.25%)
220,000	Welltower, Inc.	31,846,794	49,933,400

	Real Estate Services (2.99%)
496,323	CBRE Group, Inc., Cl A [1]	5,552,581	66,849,745
1,854,901	CoStar Group, Inc. [1]	37,631,527	52,530,796

		43,184,108	119,380,541

Total Real Estate		77,996,162	217,384,798

Total Common Stocks		1,101,401,417	4,007,927,901

Private Preferred Stocks (0.22%)

Industrials (0.22%)
	Aerospace & Defense (0.22%)
277,529	Skyryse, Inc., Series C [1,3,4,6]	7,499,999	8,800,445

Principal Amount		Cost	Value
Short Term Investments (0.07%)
Securities Lending Collateral (0.07%)
2,836,920	State Street Navigator Securities Lending Prime Portfolio [5,8]	$2,836,920	$2,836,920

Total Investments (100.61%)		$1,111,738,336	4,019,565,266

Liabilities Less Cash and Other Assets (-0.61%)			(24,410,801)

Net Assets			$3,995,154,465

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2026, the market value of restricted securities amounted to $1,362,363,446 or 34.10% of net assets. See Note 3 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
[7]	The value of all securities loaned at June 30, 2026 amounted to $2,743,206 or 0.07% of net assets. See Note 2d regarding Securities Lending.
[8]	Represents investment of cash collateral received from securities lending transactions. See Note 2d regarding Securities Lending.
†

A portion of Space Exploration Technologies Corp. (“SpaceX”) shares are subject to a lock-up agreement with contractual sale restriction expiration dates ranging from 8/6/2026 to 8/3/2027. Fair value is based on the unadjusted market price of the equivalent equity security. At June 30, 2026, the total value of SpaceX shares subject to the lock-up is $1,353,563,001 or 33.88% of net assets. See Note 3 regarding Restricted Securities.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Generational Growth Fund^

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (118.96%)
Consumer Discretionary (30.60%)
	Apparel, Accessories & Luxury Goods (6.01%)
12,368,569	Figs, Inc., Cl A [1,6]	$87,745,510	$126,530,461

	Casinos & Gaming (7.26%)
2,347,802	Red Rock Resorts, Inc., Cl A [6]	61,849,524	152,747,998

	Hotels, Resorts & Cruise Lines (13.28%)
2,532,997	Choice Hotels International, Inc. [4,6]	69,164,538	279,313,579

	Leisure Facilities (4.05%)
625,538	Vail Resorts, Inc. [6]	28,596,095	85,166,999

Total Consumer Discretionary		247,355,667	643,759,037

Financials (72.94%)
	Financial Exchanges & Data (29.99%)
598,113	FactSet Research Systems, Inc. [6]	30,524,970	137,613,839
535,000	Morningstar, Inc. [6]	11,283,789	83,470,700
731,989	MSCI, Inc. [6]	14,229,157	409,943,120

		56,037,916	631,027,659

	Investment Banking & Brokerage (1.74%)
273,278	Houlihan Lokey, Inc. [6]	11,879,807	36,654,778

	Life & Health Insurance (5.96%)
441,029	Primerica, Inc. [6]	9,535,188	125,340,442

	Property & Casualty Insurance (35.25%)
4,705,713	Arch Capital Group Ltd. [1,2,6]	15,232,101	456,736,504
863,900	Kinsale Capital Group, Inc. [6]	28,683,670	284,922,859

		43,915,771	741,659,363

Total Financials		121,368,682	1,534,682,242

Health Care (4.92%)
	Health Care Equipment (4.92%)
196,500	IDEXX Laboratories, Inc. [1,6]	2,766,584	103,445,460

Information Technology (10.50%)
	Application Software (4.38%)
750,000	Guidewire Software, Inc. [1,6]	22,750,078	92,287,500

	IT Consulting & Other Services (6.12%)
992,944	Gartner, Inc. [1,6]	14,230,995	128,705,401

Total Information Technology		36,981,073	220,992,901

Total Common Stocks		408,472,006	2,502,879,640

Shares		Cost	Value
Private Common Stocks (0.04%)
Unclassified (0.04%)
	Unclassified (0.04%)
422,278	Farmers Business Network, Inc. [1,3,5,7,8]	$16,300,002	$785,437

Total Investments (119.00%)		$424,772,008	2,503,665,077

Liabilities Less Cash and Other Assets (-19.00%)			(399,788,019)

Net Assets			$2,103,877,058

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2026, the market value of restricted securities amounted to $785,437 or 0.04% of net assets. See Note 3 regarding Restricted Securities.
[4]	See Note 5 regarding “Affiliated” companies.
[5]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

[6]

All or a portion of this security is pledged with the custodian in connection with the Fund’s loans payable outstanding. At June 30, 2026, the total market value of pledged securities amounted to $793,228,659 or 37.70% of net assets.

[7]	The Adviser reclassified sector and sub-industry to Unclassified due to ongoing principal business activity restructuring.
[8]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^

As stated within the Supplement to the Prospectus and Statement of Additional Information dated April 30, 2026, effective June 1, 2026, Baron Growth Fund has changed its name to Baron Generational Growth Fund. For additional information please refer to the Supplement.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (98.87%)
Communication Services (4.79%)
	Movies & Entertainment (4.79%)
800,000	Liberty Media Corp.-Liberty Formula One, Cl C [1]	$15,267,597	$76,112,000
150,000	Madison Square Garden Sports Corp. [1]	5,656,366	60,276,000

Total Communication Services		20,923,963	136,388,000

Consumer Discretionary (19.80%)
	Automotive Parts & Equipment (0.29%)
3,250,000	Holley, Inc. [1]	15,612,642	8,287,500

	Casinos & Gaming (6.42%)
1,500,000	DraftKings, Inc., Cl A [1]	27,760,213	37,890,000
2,225,000	Red Rock Resorts, Inc., Cl A	74,866,833	144,758,500

		102,627,046	182,648,500

	Education Services (2.12%)
850,000	Bright Horizons Family Solutions, Inc. [1]	41,901,355	60,248,000

	Homebuilding (1.41%)
175,000	Installed Building Products, Inc.	7,629,502	40,222,000

	Leisure Facilities (1.97%)
1,075,000	Planet Fitness, Inc., Cl A [1]	42,707,926	56,082,750

	Restaurants (3.16%)
450,000	The Cheesecake Factory, Inc.	10,208,047	35,793,000
500,000	Shake Shack, Inc., Cl A [1]	32,623,255	28,010,000
150,000	Wingstop, Inc.	23,927,603	26,011,500

		66,758,905	89,814,500

	Specialized Consumer Services (4.43%)
4,500,000	Driven Brands Holdings, Inc. [1]	76,882,119	62,730,000
600,000	Liberty Live Holdings, Inc., Cl C [1]	34,070,759	63,384,000

		110,952,878	126,114,000

Total Consumer Discretionary		388,190,254	563,417,250

Consumer Staples (1.08%)
	Packaged Foods & Meats (1.08%)
1,500,000	Once Upon a Farm PBC [1]	27,847,079	30,720,000

Financials (10.31%)
	Asset Management & Custody Banks (0.95%)
2,200,000	GCM Grosvenor, Inc., Cl A	24,160,896	27,060,000

	Insurance Brokers (3.18%)
2,700,000	Baldwin Insurance Group, Inc., Cl A [1]	38,913,842	71,766,000
600,000	Neptune Insurance Holdings, Inc., Cl A [1]	12,860,182	18,900,000

		51,774,024	90,666,000

	Investment Banking & Brokerage (2.12%)
450,000	Houlihan Lokey, Inc.	20,791,637	60,358,500

	Property & Casualty Insurance (4.06%)
350,000	Kinsale Capital Group, Inc.	52,830,811	115,433,500

Total Financials		149,557,368	293,518,000

Shares		Cost	Value
Common Stocks (continued)
Health Care (11.20%)
	Health Care Equipment (0.53%)
225,000	DexCom, Inc. [1]	$746,235	$15,153,750

	Health Care Services (4.21%)
700,000	Hinge Health, Inc., Cl A [1]	23,746,715	58,100,000
1,000,000	RadNet, Inc. [1]	57,940,384	61,670,000

		81,687,099	119,770,000

	Health Care Supplies (1.58%)
5,000,000	Neogen Corp. [1]	50,262,368	44,950,000

	Life Sciences Tools & Services (2.50%)
350,000	ICON plc [1,2]	10,015,240	60,798,500
8,000	Mettler-Toledo International, Inc. [1]	386,055	10,220,080

		10,401,295	71,018,580

	Managed Health Care (2.38%)
750,000	HealthEquity, Inc. [1]	12,292,452	67,740,000

Total Health Care		155,389,449	318,632,330

Industrials (33.56%)
	Aerospace & Defense (6.81%)
1,400,000	Applied Aerospace & Defense, Inc. [1]	27,620,233	31,892,000
445,000	Karman Holdings, Inc. [1]	13,208,896	22,214,400
475,000	Kratos Defense & Security Solutions, Inc. [1]	10,313,730	23,683,500
70,000	TransDigm Group, Inc. [1]	0	93,242,800
100,000	VSE Corp.	18,107,648	22,850,000

		69,250,507	193,882,700

	Construction & Engineering (1.42%)
475,000	Legence Corp., Cl A [1]	13,300,000	40,484,250

	Electrical Components & Equipment (7.65%)
650,000	Vertiv Holdings Co., Cl A	7,433,252	217,633,000

	Environmental & Facilities Services (1.88%)
225,000	Casella Waste Systems, Inc., Cl A [1]	18,386,235	21,818,250
190,000	Waste Connections, Inc. [2]	8,296,667	31,671,100

		26,682,902	53,489,350

	Human Resource & Employment Services (2.22%)
3,500,000	First Advantage Corp. [1]	55,629,977	63,175,000

	Industrial Machinery & Supplies & Components (8.17%)
180,000	Enpro, Inc.	31,537,948	67,847,400
660,000	JBT Marel Corp.	59,851,004	95,700,000
107,000	RBC Bearings, Inc. [1]	18,637,407	68,914,420

		110,026,359	232,461,820

	Research & Consulting Services (1.71%)
900,000	Andersen Group, Inc., Cl A [1]	16,676,713	33,948,000
250,000	Exponent, Inc.	18,870,045	14,690,000

		35,546,758	48,638,000

See Notes to Portfolios of Investments.

Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)

	Trading Companies & Distributors (3.70%)
919,500	SiteOne Landscape Supply, Inc. [1]	$44,595,814	$105,199,995

Total Industrials		362,465,569	954,964,115

Information Technology (16.07%)
	Application Software (5.40%)
700,000	Guidewire Software, Inc. [1]	17,937,708	86,135,000
1,675,000	Intapp, Inc. [1]	65,120,759	42,226,750
1,550,000	nCino, Inc. [1]	49,646,801	25,342,500

		132,705,268	153,704,250

	Electronic Equipment & Instruments (6.41%)
1,250,000	Cognex Corp.	34,873,029	90,525,000
1,500,000	Mirion Technologies, Inc. [1]	30,394,356	26,895,000
400,000	Novanta, Inc. [1,2]	44,477,575	64,896,000

		109,744,960	182,316,000

	IT Consulting & Other Services (2.27%)
850,000	Everforth, Inc. [1]	17,046,890	15,189,500
250,000	Gartner, Inc. [1]	3,718,546	32,405,000
3,000,000	Grid Dynamics Holdings, Inc. [1]	36,322,597	17,040,000

		57,088,033	64,634,500

	Semiconductors (0.87%)
5,500,000	indie Semiconductor, Inc., Cl A [1]	33,521,133	24,695,000

	Systems Software (1.12%)
350,000	JFrog Ltd. [1,2]	10,750,434	31,808,000

Total Information Technology		343,809,828	457,157,750

Materials (0.91%)
	Specialty Chemicals (0.91%)
700,000	Avient Corp.	22,710,451	25,872,000

Real Estate (1.15%)
	Data Center REITs (1.15%)
1,513,476	Blackstone Digital Infrastructure Trust, Inc. [1]	29,969,821	32,736,486

Total Investments (98.87%)		$1,500,863,782	2,813,405,931

Cash and Other Assets Less Liabilities (1.13%)			32,044,994

Net Assets			$2,845,450,925

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (99.76%)
Communication Services (29.63%)
	Alternative Carriers (19.02%)
2,358,660	Space Exploration Technologies Corp., Cl A 1,3,†	$41,000,224	$403,000,648

	Interactive Media & Services (7.26%)
258,810	Alphabet, Inc., Cl A	86,998,617	92,490,930
5,310	Alphabet, Inc., Cl C	1,868,068	1,876,182
105,700	Meta Platforms, Inc., Cl A	20,449,342	59,539,753

		109,316,027	153,906,865

	Movies & Entertainment (3.35%)
154,700	Spotify Technology SA [1,2]	53,523,539	71,027,411

Total Communication Services		203,839,790	627,934,924

Consumer Discretionary (10.66%)
	Automobile Manufacturers (4.67%)
235,200	Tesla, Inc. [1]	15,496,090	98,925,120

	Broadline Retail (5.35%)
475,500	Amazon.com, Inc. [1]	28,080,356	113,330,670

	Footwear (0.64%)
382,000	On Holding AG, Cl A [1,2]	14,700,015	13,530,440

Total Consumer Discretionary		58,276,461	225,786,230

Financials (3.45%)
	Investment Banking & Brokerage (0.47%)
108,000	Charles Schwab Corp.	10,324,988	9,965,160

	Transaction & Payment Processing Services (2.98%)
56,400	Mastercard, Incorporated, Cl A	12,019,014	28,967,040
99,800	Visa, Inc., Cl A	15,336,164	34,240,382

		27,355,178	63,207,422

Total Financials		37,680,166	73,172,582

Health Care (9.01%)
	Biotechnology (2.05%)
46,869	argenx SE, ADR [1,2]	5,811,341	43,483,652

	Health Care Equipment (0.77%)
41,105	Intuitive Surgical, Inc. [1]	4,585,816	16,346,636

	Health Care Services (1.40%)
356,785	Hinge Health, Inc., Cl A [1]	12,727,678	29,613,155

	Health Care Technology (0.84%)
608,259	HeartFlow, Inc. [1]	15,306,800	17,846,319

	Life Sciences Tools & Services (0.50%)
87,803	BillionToOne, Inc., Cl A [1,4]	6,241,877	10,534,604

	Pharmaceuticals (3.45%)
60,900	Eli Lilly & Co.	47,327,695	73,045,287

Total Health Care		92,001,207	190,869,653

Industrials (4.40%)
	Aerospace & Defense (1.77%)
43,400	Axon Enterprise, Inc. [1]	23,424,281	24,330,474
267,905	DPC Holdings Ltd. [1,2,4]	9,106,276	13,143,419

		32,530,557	37,473,893

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)

	Construction & Engineering (0.85%)
25,000	Quanta Services, Inc.	$6,003,860	$18,001,000

	Electrical Components & Equipment (1.62%)
614,090	Forgent Power Solutions, Inc., Cl A [1,4]	16,859,822	34,303,067

	Heavy Electrical Equipment (0.16%)
86,625	Innio N.V. [1,2]	2,338,875	3,426,019

Total Industrials		57,733,114	93,203,979

Information Technology (40.89%)
	Application Software (2.36%)
160,100	Guidewire Software, Inc. [1]	13,167,877	19,700,305
933,000	Samsara, Inc., Cl A [1]	30,988,156	30,257,190

		44,156,033	49,957,495

	Communications Equipment (1.35%)
83,097	Arista Networks, Inc. [1]	12,383,993	14,116,518
16,900	Lumentum Holdings, Inc. [1]	8,685,314	14,501,214

		21,069,307	28,617,732

	Electronic Components (0.74%)
40,000	Coherent Corp. [1]	9,101,220	15,778,800

	Internet Services & Infrastructure (2.87%)
60,584	Cerebras Systems, Inc., Cl A [1,4]	11,208,040	13,389,064
622,000	GDS Holdings Ltd., ADR [1,2]	11,046,841	18,678,660
251,200	Shopify, Inc., Cl A [1,2]	14,777,802	28,682,016

		37,032,683	60,749,740

	IT Consulting & Other Services (0.45%)
74,087	Gartner, Inc. [1]	5,206,364	9,603,157

	Semiconductor Materials & Equipment (2.13%)
9,800	ASML Holding N.V. [2]	13,759,137	19,496,512
59,400	Lam Research Corp.	13,737,501	25,739,802

		27,496,638	45,236,314

	Semiconductors (24.26%)
322,900	Broadcom, Inc.	45,278,217	121,975,475
6,200,000	indie Semiconductor, Inc., Cl A [1]	26,721,411	27,838,000
33,300	Micron Technology, Inc.	35,798,005	38,437,857
17,180	Monolithic Power Systems, Inc.	9,989,761	23,748,945
1,217,400	NVIDIA Corp.	7,023,160	243,589,566
122,200	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	14,811,451	58,359,054

		139,622,005	513,948,897

	Systems Software (6.73%)
113,600	Cloudflare, Inc., Cl A [1,4]	8,255,283	27,863,808
19,300	Crowdstrike Holdings, Inc., Cl A [1]	7,808,560	14,728,602
161,600	Datadog, Inc., Cl A [1,4]	18,297,041	42,074,176
314,500	Rubrik, Inc., Cl A [1]	16,589,425	25,248,060
128,100	Snowflake, Inc., Cl A [1,4]	21,336,874	32,601,450

		72,287,183	142,516,096

Total Information Technology		355,971,433	866,408,231

See Notes to Portfolios of Investments.

Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (continued)
Real Estate (0.78%)
	Health Care REITs (0.78%)
72,500	Welltower, Inc.	$14,831,885	$16,455,325

Utilities (0.94%)
	Renewable Electricity (0.94%)
685,103	Fervo Energy Co., Cl A [1]	18,497,781	20,025,561

Total Common Stocks		838,831,837	2,113,856,485

Private Common Stocks (0.02%)
Unclassified (0.02%)
	Unclassified (0.02%)
182,067	Farmers Business Network, Inc. [1,3,5,6]	2,394,652	338,645

Private Convertible Preferred Stocks (0.13%)
Unclassified (0.13%)
	Unclassified (0.13%)
37,254	Farmers Business Network, Inc., Series F [1,3,5,6]	4,855,355	684,729
615,761	Farmers Business Network, Inc., Units [1,3,5,6]	615,761	2,081,272

Total Private Convertible Preferred Stocks		5,471,116	2,766,001

Total Investments (99.91%)		$846,697,605	2,116,961,131

Cash and Other Assets Less Liabilities (0.09%)			1,914,711

Net Assets			$2,118,875,842

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2026, the market value of restricted securities amounted to $401,138,735 or 18.93% of net assets. See Note 3 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	The Adviser reclassified sector and sub-industry to Unclassified due to ongoing principal business activity restructuring.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
†

A portion of Space Exploration Technologies Corp. (“SpaceX”) shares are subject to a lock-up agreement with contractual sale restriction expiration dates ranging from 8/6/2026 to 8/3/2027. Fair value is based on the unadjusted market price of the equivalent equity security. At June 30, 2026, the total value of SpaceX shares subject to the lock-up is $398,034,089 or 18.79% of net assets. See Note 3 regarding Restricted Securities.

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (99.98%)
Communication Services (22.04%)
	Alternative Carriers (10.18%)
478,640	Space Exploration Technologies Corp., Cl A [1,3]	$15,999,886	$81,780,430

	Interactive Media & Services (11.86%)
154,207	Alphabet, Inc., Cl A	25,748,132	55,108,956
71,252	Meta Platforms, Inc., Cl A	5,885,390	40,135,539

		31,633,522	95,244,495

Total Communication Services		47,633,408	177,024,925

Consumer Discretionary (15.24%)
	Automobile Manufacturers (3.89%)
74,227	Tesla, Inc. [1]	16,024,679	31,219,876

	Broadline Retail (11.35%)
284,121	Amazon.com, Inc. [1]	2,673,396	67,717,399
344,919	Coupang, Inc. [1]	6,204,278	5,991,243
10,282	MercadoLibre, Inc. [1]	7,849,511	17,452,564

		16,727,185	91,161,206

Total Consumer Discretionary		32,751,864	122,381,082

Financials (1.72%)
	Asset Management & Custody Banks (1.72%)
150,502	KKR & Co., Inc.	18,188,591	13,813,074

Health Care (8.03%)
	Biotechnology (2.27%)
19,676	argenx SE, ADR [1,2]	7,011,715	18,254,803

	Health Care Equipment (2.15%)
43,393	Intuitive Surgical, Inc. [1]	5,068,231	17,256,528

	Life Sciences Tools & Services (1.88%)
4,609	GRAIL, Inc. [1,4]	28,246	314,656
84,024	Illumina, Inc. [1]	6,592,236	14,773,940

		6,620,482	15,088,596

	Pharmaceuticals (1.73%)
11,561	Eli Lilly & Co.	9,030,529	13,866,610

Total Health Care		27,730,957	64,466,537

Information Technology (52.95%)
	Application Software (2.77%)
47,676	Figma, Inc., Cl A [1]	1,573,308	862,459
658,941	Samsara, Inc., Cl A [1]	24,377,282	21,369,457

		25,950,590	22,231,916

	Electronic Components (1.87%)
84,907	Amphenol Corp., Cl A	12,281,860	14,970,802

	Internet Services & Infrastructure (4.46%)
24,466	Cerebras Systems, Inc., Cl A [1,4]	4,526,210	5,406,986
266,539	Shopify, Inc., Cl A [1,2]	12,692,489	30,433,423

		17,218,699	35,840,409

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Semiconductor Materials & Equipment (3.77%)
15,222	ASML Holding N.V. [2]	$2,954,474	$30,283,256

	Semiconductors (26.62%)
53,852	Broadcom, Inc.	18,465,447	20,342,593
17,279	Monolithic Power Systems, Inc.	16,192,052	23,885,798
514,452	NVIDIA Corp.	6,715,519	102,936,701
139,558	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	26,454,594	66,648,714

		67,827,612	213,813,806

	Systems Software (13.46%)
129,302	Cloudflare, Inc., Cl A [1,4]	10,473,302	31,715,195
31,869	Crowdstrike Holdings, Inc., Cl A [1]	5,961,149	24,320,509
130,731	Datadog, Inc., Cl A [1,4]	9,681,321	34,037,123
70,829	Snowflake, Inc., Cl A [1,4]	9,785,961	18,025,980

		35,901,733	108,098,807

Total Information Technology		162,134,968	425,238,996

Total Investments (99.98%)		$288,439,788	802,924,614

Cash and Other Assets Less Liabilities (0.02%)			172,761

Net Assets			$803,097,375

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

A portion of Space Exploration Technologies Corp. (“SpaceX”) shares are subject to a lock-up agreement with contractual sale restriction expiration dates ranging from 8/6/2026 to 8/3/2027. Fair value is based on the unadjusted market price of the equivalent equity security. At June 30, 2026, the total value of SpaceX shares subject to the lock-up is $80,772,527 or 10.06% of net assets. See Note 3 regarding Restricted Securities.

[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (96.27%)
Communication Services (1.56%)
	Movies & Entertainment (1.56%)
325,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	$16,929,497	$28,450,500

Consumer Discretionary (12.29%)
	Apparel, Accessories & Luxury Goods (1.29%)
2,500,000	Brunello Cucinelli SpA, ADR [2]	25,485,806	23,649,393

	Casinos & Gaming (3.24%)
1,000,000	DraftKings, Inc., Cl A [1]	18,106,710	25,260,000
350,000	Wynn Resorts Ltd.	26,407,091	33,981,500

		44,513,801	59,241,500

	Restaurants (5.16%)
375,000	Shake Shack, Inc., Cl A [1]	33,855,667	21,007,500
200,000	Texas Roadhouse, Inc.	18,937,147	38,646,000
200,000	Wingstop, Inc.	42,060,507	34,682,000

		94,853,321	94,335,500

	Specialized Consumer Services (2.60%)
450,000	Liberty Live Holdings, Inc., Cl C [1]	16,102,958	47,538,000

Total Consumer Discretionary		180,955,886	224,764,393

Consumer Staples (2.10%)
	Soft Drinks & Non-alcoholic Beverages (2.10%)
1,575,000	Primo Brands Corp.	37,995,724	38,493,000

Financials (4.51%)
	Asset Management & Custody Banks (1.30%)
575,000	StepStone Group, Inc., Cl A	33,394,902	23,782,000

	Insurance Brokers (1.23%)
935,000	TWFG, Inc. [1]	19,676,939	22,486,750

	Investment Banking & Brokerage (0.99%)
755,000	Lincoln International, Inc. [1]	16,120,630	18,021,850

	Property & Casualty Insurance (0.99%)
55,000	Kinsale Capital Group, Inc.	2,746,528	18,139,550

Total Financials		71,938,999	82,430,150

Health Care (22.13%)
	Biotechnology (1.25%)
867,400	Arcutis Biotherapeutics, Inc. [1]	23,555,129	22,743,228

	Health Care Equipment (2.19%)
532,900	Axogen, Inc. [1]	17,264,816	24,614,651
130,000	IRhythm Holdings, Inc. [1]	15,433,088	15,463,500

		32,697,904	40,078,151

	Health Care Supplies (0.95%)
202,245	Establishment Labs Holdings, Inc. [1,2]	12,274,998	17,354,644

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)

	Health Care Technology (3.38%)
1,232,494	HeartFlow, Inc. [1]	$30,995,470	$36,161,374
1,252,000	Waystar Holding Corp. [1]	40,656,260	25,703,560

		71,651,730	61,864,934

	Life Sciences Tools & Services (11.26%)
286,830	BillionToOne, Inc., Cl A [1,3]	22,089,321	34,413,863
1,373,550	CareDx, Inc. [1,3]	13,631,043	39,146,175
273,653	Repligen Corp. [1]	39,509,512	37,337,215
1,681,429	Stevanato Group SpA [2]	38,898,057	30,383,422
639,474	Tempus AI, Inc., Cl A [1]	28,854,871	37,044,729
468,790	Veracyte, Inc. [1,3]	11,556,243	27,532,037

		154,539,047	205,857,441

	Pharmaceuticals (3.10%)
356,396	Definium Therapeutics, Inc. [1,2]	12,657,357	16,764,868
576,069	Harrow, Inc. [1]	21,944,857	24,465,650
126,165	VeraDermics, Inc. [1]	10,200,089	15,510,725

		44,802,303	56,741,243

Total Health Care		339,521,111	404,639,641

Industrials (28.09%)
	Aerospace & Defense (11.91%)
605,747	Arxis, Inc., Cl A [1]	18,892,003	27,949,167
396,041	Dpc Holdings Ltd. [1,2,3]	15,282,080	19,429,772
497,438	Hawkeye 360, Inc. [1]	12,933,388	10,058,196
501,445	Karman Holdings, Inc. [1]	18,284,282	25,032,134
448,758	Kratos Defense & Security Solutions, Inc. [1]	20,986,965	22,375,074
799,000	Loar Holdings, Inc. [1]	53,821,429	64,407,390
395,939	Mercury Systems, Inc. [1]	16,317,798	48,435,218

		156,517,945	217,686,951

	Building Products (2.97%)
150,000	AAON, Inc.	11,154,763	19,029,000
225,000	Advanced Drainage Systems, Inc.	34,341,659	35,316,000

		45,496,422	54,345,000

	Electrical Components & Equipment (3.05%)
1,000,000	Forgent Power Solutions, Inc., Cl A [1,3]	26,968,632	55,860,000

	Environmental & Facilities Services (3.72%)
405,000	Casella Waste Systems, Inc., Cl A [1]	38,176,402	39,272,850
1,419,000	Onterris, Inc. [1]	32,832,103	28,677,990

		71,008,505	67,950,840

	Heavy Electrical Equipment (0.49%)
493,434	X-Energy, Inc. [1]	11,348,982	9,059,448

See Notes to Portfolios of Investments.

Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)

	Industrial Machinery & Supplies & Components (4.07%)
375,000	Enerpac Tool Group Corp.	$14,358,665	$13,447,500
110,256	Enpro, Inc.	28,089,971	41,558,794
30,000	RBC Bearings, Inc. [1]	5,885,616	19,321,800

		48,334,252	74,328,094

	Trading Companies & Distributors (1.88%)
300,000	SiteOne Landscape Supply, Inc. [1]	26,536,239	34,323,000

Total Industrials		386,210,977	513,553,333

Information Technology (22.78%)
	Application Software (4.93%)
250,000	Guidewire Software, Inc. [1]	23,462,118	30,762,500
465,000	Procore Technologies, Inc. [1]	30,253,788	18,888,300
1,250,000	Samsara, Inc., Cl A [1]	36,746,659	40,537,500

		90,462,565	90,188,300
	Electronic Equipment & Instruments (5.45%)
99,180	Advanced Energy Industries, Inc.	6,944,323	36,981,246
1,200,000	Mirion Technologies, Inc. [1]	22,405,833	21,516,000
253,550	Novanta, Inc. [1,2]	28,254,018	41,135,952

		57,604,174	99,633,198

	Semiconductor Materials & Equipment (1.50%)
50,329	Nova Ltd. [1,2]	11,364,234	27,325,627

	Semiconductors (3.33%)
5,252,665	Indie Semiconductor, Inc., Cl A [1]	14,359,109	23,584,466
50,000	SiTime Corp. [1]	8,230,732	37,278,000

		22,589,841	60,862,466

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Systems Software (7.57%)
1,111,975	Dynatrace, Inc. [1,3]	$37,580,037	$48,826,822
2,323,041	Netskope, Inc., Cl A [1]	43,636,931	25,414,069
509,500	Rubrik, Inc., Cl A [1]	28,636,558	40,902,660
1,370,100	SentinelOne, Inc., Cl A [1]	21,235,592	23,250,597

		131,089,118	138,394,148

Total Information Technology		313,109,932	416,403,739

Materials (0.98%)
	Diversified Metals & Mining (0.98%)
318,400	MP Materials Corp. [1]	16,234,093	17,833,584

Real Estate (1.83%)
	Data Center REITs (1.83%)
1,550,000	Blackstone Digital Infrastructure Trust, Inc. [1]	30,697,924	33,526,500

Total Investments (96.27%)		$1,393,594,143	1,760,094,840

Cash and Other Assets Less Liabilities (3.73%)			68,170,082

Net Assets			$1,828,264,922

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Durable Advantage Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (99.20%)
Communication Services (12.50%)
	Interactive Media & Services (12.50%)
116,092	Alphabet, Inc., Cl C	$15,513,532	$41,018,786
43,495	Meta Platforms, Inc., Cl A	14,782,664	24,500,299

Total Communication Services		30,296,196	65,519,085

Consumer Discretionary (8.52%)
	Broadline Retail (7.36%)
161,969	Amazon.com, Inc. [1]	23,545,746	38,603,691

	Restaurants (1.16%)
31,516	Texas Roadhouse, Inc.	5,290,548	6,089,837

Total Consumer Discretionary		28,836,294	44,693,528

Consumer Staples (0.97%)
	Consumer Staples Merchandise Retail (0.97%)
5,457	Costco Wholesale Corp.	2,684,789	5,104,860

Financials (25.51%)
	Asset Management & Custody Banks (4.32%)
79,899	Blackstone, Inc.	9,360,030	9,401,715
311,163	Brookfield Corp., Cl A [2]	8,563,292	13,252,432

		17,923,322	22,654,147

	Diversified Financial Services (2.21%)
98,059	Apollo Global Management, Inc.	10,389,815	11,601,360

	Financial Exchanges & Data (10.07%)
43,553	CME Group, Inc.	9,872,041	9,617,809
32,680	Moody’s Corp.	11,707,714	14,801,426
28,077	MSCI, Inc.	14,712,855	15,724,243
31,111	S&P Global, Inc.	13,165,185	12,670,266

		49,457,795	52,813,744

	Investment Banking & Brokerage (2.08%)
38,784	LPL Financial Holdings, Inc.	10,290,886	10,924,677

	Property & Casualty Insurance (1.10%)
59,262	Arch Capital Group Ltd. [1,2]	4,206,405	5,751,970
	Transaction & Payment Processing Services (5.73%)
15,077	Mastercard, Incorporated, Cl A	6,626,773	7,743,547
64,967	Visa, Inc., Cl A	16,730,005	22,289,528

		23,356,778	30,033,075

Total Financials		115,625,001	133,778,973

Shares		Cost	Value
Common Stocks (continued)
Health Care (1.05%)
	Life Sciences Tools & Services (1.05%)
4,318	Mettler-Toledo International, Inc. [1]	$5,274,877	$5,516,288

Industrials (7.74%)
	Aerospace & Defense (6.29%)
127,364	Arxis, Inc., Cl A [1]	3,566,192	5,876,575
63,732	HEICO Corp., Cl A	9,083,173	16,437,120
8,006	TransDigm Group, Inc. [1]	10,712,829	10,664,312

		23,362,194	32,978,007

	Construction & Engineering (1.45%)
10,562	Quanta Services, Inc.	4,707,299	7,605,063

Total Industrials		28,069,493	40,583,070

Information Technology (39.42%)
	Electronic Components (2.85%)
84,659	Amphenol Corp., Cl A	7,565,612	14,927,075

	Semiconductor Materials & Equipment (2.03%)
24,575	Lam Research Corp.	5,518,860	10,649,085

	Semiconductors (30.02%)
77,086	Broadcom, Inc.	10,488,717	29,119,237
20,373	Monolithic Power Systems, Inc.	11,741,551	28,162,820
228,416	NVIDIA Corp.	12,523,204	45,703,757
113,945	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	15,262,651	54,416,714

		50,016,123	157,402,528

	Systems Software (4.52%)
63,628	Microsoft Corporation	20,886,951	23,734,516

Total Information Technology		83,987,546	206,713,204

Real Estate (3.49%)
	Health Care REITs (3.49%)
80,512	Welltower, Inc.	12,129,290	18,273,809

Total Investments (99.20%)		$306,903,486	520,182,817

Cash and Other Assets Less Liabilities (0.80%)			4,185,135

Net Assets			$524,367,952

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Investment Funds Trust	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers seven series (individually, a Fund and collectively, the Funds): Baron Asset Fund, Baron Generational Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund. Prior to June 1, 2026, Baron Generational Growth Fund was named Baron Growth Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Each Fund is diversified. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of mid-sized companies with undervalued assets or favorable growth prospects.

Baron Generational Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Baron Investment Funds Trust	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

d) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

Baron Asset Fund participated in Securities lending activities during the nine months period ended June 30, 2026. At June 30, 2026, Baron Asset Fund had securities on loan with value of $2,743,206 and held $2,836,820 of short term investments as Collateral for these loans.

e) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board. Refer to Note 3 for additional information.

f) In-Kind Redemptions. In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (In-Kind Redemption).

3. RESTRICTED SECURITIES

At June 30, 2026, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e – 4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

Baron Investment Funds Trust	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RESTRICTED SECURITIES (Continued)

At June 30, 2026, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Space Exploration Technologies Corp.**	8/4/2020-2/2/2026	$1,353,563,001
Private Preferred Stocks
Skyryse, Inc.	9/16/2025	8,800,445

Total Restricted Securities		$1,362,363,446

(Cost $85,033,177)† (34.10% of Net Assets)

	Baron Generational Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$785,437

Total Restricted Securities		$785,437

(Cost $16,300,002) (0.04% of Net Assets)

	Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Space Exploration Technologies Corp.**	8/4/2020-2/2/2026	$398,034,089
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	338,645
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020,9/28/2023	2,766,001

Total Restricted Securities		$401,138,735

(Cost $48,360,707)† (18.93% of Net Assets)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Space Exploration Technologies Corp.**	3/25/2021-2/2/2026	$80,772,527

Total Restricted Securities		$80,772,527

(Cost $15,802,695) (10.06% of Net Assets)

**

Space Exploration Technologies Corp. went public via an initial public offering on 6/12/2026, the pre-IPO shares are subject to selling restrictions due to a lock-up agreement with expiration dates ranging from 8/6/2026 to 8/3/2027.

†	See Portfolios of Investments for cost of individual securities.

Baron Investment Funds Trust	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of June 30, 2026 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,007,927,901	$—	$—	$4,007,927,901
Private Preferred Stocks	—	—	8,800,445	8,800,445
Short Term Investments	—	2,836,920	—	2,836,920

Total Investments	$4,007,927,901	$2,836,920	$8,800,445	$4,019,565,266

	Baron Generational Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)(1)	Total
Common Stocks†	$2,502,879,640	$—	$—	$2,502,879,640
Private Common Stocks	—	—	785,437	785,437

Total Investments	$2,502,879,640	$—	$785,437	$2,503,665,077

†	See Portfolios of Investments for additional detailed categorizations.
[1]

The reconciliation between beginning and ending balances of Level 3 investments in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets were not significant to the Fund.

Baron Investment Funds Trust	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,813,405,931	$—	$—	$2,813,405,931

Total Investments	$2,813,405,931	$—	$—	$2,813,405,931

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,113,856,485	$—	$—	$2,113,856,485
Private Common Stocks	—	—	338,645	338,645
Private Convertible Preferred Stocks	—	—	2,766,001	2,766,001

Total Investments	$2,113,856,485	$—	$3,104,646	$2,116,961,131

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$802,924,614	$—	$—	$802,924,614

Total Investments	$802,924,614	$—	$—	$802,924,614

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,760,094,840	$—	$—	$1,760,094,840

Total Investments	$1,760,094,840	$—	$—	$1,760,094,840

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$520,182,817	$—	$—	$520,182,817

Total Investments	$520,182,817	$—	$—	$520,182,817

†	See Portfolios of Investments for additional detailed categorizations.

Baron Investment Funds Trust	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2025	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3		Transfers Out of Level 3		Balance as of June 30, 2026	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2026
Private Common Stocks
Industrials	$34,415,656	$—	$—	$146,231,858	$—	$—	$252,163,701	*	$(432,811,215)	^	$—	$—
Private Preferred Stocks
Communication Services	122,172,077	—	—	129,991,624	—	—	—		(252,163,701)	*	—	—
Industrials	211,651,759	—	—	447,160,186	—	—	—		(650,011,500)	^	8,800,445	1,300,446

Total	$368,239,492	$—	$—	$723,383,668	$—	$—	$252,163,701		$(1,334,986,416)		$8,800,445	$1,300,446

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2025	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3		Transfers Out of Level 3		Balance as of June 30, 2026	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2026
Private Common Stocks
Communication Services	$5,074,966	$—	$—	$5,399,788	$—	$—	$—		$(10,474,754)	*	$—	$—
Industrials	40,487,939	—	(90,171)	102,702,295	—	(13,392)	50,329,179	*	(193,415,850)	^	—	—
Unclassified	338,645	—	—	—	—	—	—		—		338,645	—
Private Convertible Preferred Stocks
Unclassified	2,766,001	—	—	—	—	—	—		—		2,766,001	—
Private Preferred Stocks
Communication Services	16,886,808	—	—	22,967,617	—	—	—		(39,854,425)	*	—	—
Industrials	39,527,236	—	(6,033,205)	92,510,304	—	(1,001,085)	—		(125,003,250)	^	—	—

Total	$105,081,595	$—	$(6,123,376)	$223,580,004	$—	$(1,014,477)	$50,329,179		$(368,748,279)		$3,104,646	$—

*	X.AI Holdings Corp. private common and preferred stock converted into Space Exploration Technologies Corp. Class A, private common stock on February 2, 2026.
^	Space Exploration Technologies Corp. transferred out of Level 3 upon the company’s IPO and its listing on the NASDAQ exchange on June 12, 2026.

Baron Investment Funds Trust	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

	Baron Fifth Avenue Growth Fund
Investments in Securities	Balance as of September 30, 2025	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3		Transfers Out of Level 3		Balance as of June 30, 2026	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2026
Private Common Stocks
Industrials	$11,356,840	$—	$—	$31,060,586	$—	$—	$22,198,974	*	$(64,616,400)	^	$—	$—
Private Preferred Stocks
Communication Services	5,910,363	—	—	16,288,611	—	—	—		(22,198,974)	*	—	—
Industrials	133,288	—	(3,012,309)	3,378,851	—	(499,830)	—		—		—	—

Total	$17,400,491	$—	$(3,012,309)	$50,728,048	$—	$(499,830)	$22,198,974		$(86,815,374)		$—	$—

*	X.AI Holdings Corp. private common and preferred stock converted into Space Exploration Technologies Corp. Class A, private common stock on February 2, 2026.
^	Space Exploration Technologies Corp. transferred out of Level 3 upon the company’s IPO and its listing on the NASDAQ exchange on June 12, 2026.

5. TRANSACTIONS IN “AFFILIATED” COMPANIES. An “Affiliated” company (affiliated person as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2026.

BARON GENERATIONAL GROWTH FUND

Name of Issuer	Shares held at September 30, 2025	Value at September 30, 2025	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Shares Held at June 30, 2026	Value at June 30, 2026	% of Net Assets at June 30, 2026

Choice Hotels International, Inc.	3,000,000	$320,730,000	$—	$49,589,589	$(34,998,274)	$43,171,442	$2,515,625	2,750,000	$279,313,579	13.28%

Vail Resorts, Inc.*	2,000,000	$299,140,000	$—	$184,270,919	$(186,466,887)	$156,764,805	$12,069,201	755,000	$85,166,999	4.05%

*	This security was deemed to no longer meet the criteria of an affiliated company at the reporting date.